Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(9.90%)	(15.00%)	(10.00%)
R&D credits	(12.70%)	2.00%	(1.80%)
Permanent difference and others	0.30%	2.00%	0.20%
Effective tax rate	2.70%	10.00%	13.40%